RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
Year ended	August 31, 2020	August 31, 2019	August 31, 2018
Salaries	$916	$927	$963
Directors fees	261	171	184
Share-based payments - management	907	393	13
Share-based payments - directors	52	155	12
Total	$2,136	$1,646	$1,172